Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions					9 Months Ended	12 Months Ended
	Nov. 15, 2019	Mar. 29, 2019	Sep. 28, 2017	Feb. 01, 2017	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Ownership percentage		37.80%		39.50%
Gain (loss) on sale of business								$ 32
Long-term contracts [member]
Disclosure of detailed information about financial instruments [line items]
Period Of Contract	0 years
Camcem [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage						40.10%
Camcem [member] | Disposal groups classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage			20.00%
Lehigh White Cement Company [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage						36.80%	36.80%	24.50%
Equity method investment, additional investment							$ 36
Cemento Interoceanico [Member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	25.00%
Equity interests of acquirer	$ 44
Additional consideration received in 2020	$ 20
Akmenes Cementas AB [Member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage		37.80%
Grupo Cementos de Chihuahua SAB de CV [Member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage					23.00%
Gain (loss) on sale of business								$ 187
Number of shares sold					76.5
Consideration transferred					$ 377